Summary of Convertible Debenture Recorded at Fair value (Details) - USD ($)	Jun. 30, 2023	Feb. 14, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal amount	$ 4,400,000	$ 4,400,000	$ 109,165
Unamortized discount for warrants	1,027,450
Unamortized discount for OID	350,001
Accrued interest expense	(130,192)		0
Balance of convertible debenture as of June 30, 2023:	3,830,778
Changes Measurement [Member]
Short-Term Debt [Line Items]
Change in fair value	$ (678,037)